Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party and Party-In-Interest Transactions
Plan assets available for benefits include cash funds, which are managed by Bank of America, N.A., the trustee of the Plan, and therefore, qualify as party-in-interest transactions. Investments in the NewMarket Corporation Common Stock Fund represent investments in shares of common stock of NewMarket Corporation, the Plan Sponsor. The table below shows the activity in the NewMarket Corporation Common Stock Fund during 2025 and 2024.

	Shares	Amount
Balance—January 1, 2024	337,512	$184,224,266
Purchases	19,903	11,843,021
Distributions and sales	(40,257)	(23,799,660)
Depreciation		(4,697,467)
Balance—December 31, 2024	317,158	167,570,160
Purchases	18,140	12,884,266
Distributions and sales	(45,362)	(30,151,562)
Appreciation		48,958,795
Balance—December 31, 2025	289,936	$199,261,659
The Plan also issues loans to participants, which are secured by the vested balances in the participant's accounts. These transactions qualify as party-in-interest transactions.